Exhibit 99.1

Volkswagen Auto Lease Trust 2013-A
MONTHLY SERVICER CERTIFICATE
For the collection period ended 05-30-15	PAGE 1

A. DATES					Begin	End	# days
1	Determination Date					6/18/2015
2	Payment Date					6/22/2015
3	Collection Period				4/26/2015	5/30/2015	35
4	Monthly Interest Period - Actual				5/20/2015	6/21/2015	33
5	Monthly Interest - Scheduled						30

B. SUMMARY

				Principal Payment
		Initial Balance	Beginning Balance	1st Priority	Regular	Ending Balance	Note Factor
6	Class A-1 Notes	220,000,000.00	—	—	—	—	—
7	Class A-2-A Notes	225,000,000.00	—	—	—	—	—
8	Class A-2-B Notes	370,000,000.00	—	—	—	—	—
9	Class A-3 Notes	350,000,000.00	251,758,382.66	—	84,122,635.32	167,635,747.34	0.4789593
10	Class A-4 Notes	85,000,000.00	85,000,000.00	—	—	85,000,000.00	1.0000000

11	Equals: Total Securities	$1,250,000,000.00	$336,758,382.66	$—	$84,122,635.32	$252,635,747.34

12	Overcollateralization	224,969,190.96	247,057,339.49			247,057,339.49

13	Total Securitization Value	$1,474,969,190.96	$583,815,722.15			$499,693,086.83

14	NPV Lease Payments Receivable	590,265,127.79	94,062,574.31			77,380,982.41
15	NPV Base Residual	884,704,063.17	489,753,147.84			422,312,104.42

		Coupon Rate	Libor Rate	Interest Pmt Due	Per $1000 Face Amount	Principal & Interest Payment Due	Per $1000 Face Amount
16	Class A-1 Notes	0.23000%	N/A	—	—	—	—
17	Class A-2-A Notes	0.63000%	N/A	—	—	—	—
18	Class A-2-B Notes	0.43400%	0.18400%	—	—	—	—
19	Class A-3 Notes	0.84000%	N/A	176,230.87	0.5035168	84,298,866.19	240.8539034
20	Class A-4 Notes	1.07000%	N/A	75,791.67	0.8916667	75,791.67	0.8916667

	Equals: Total Securities			252,022.54		84,374,657.86

C. COLLECTIONS AND AVAILABLE FUNDS
21	Lease Payments Received						13,368,136.95
22	Pull Ahead Waived Payments						232,279.66
23	Sales Proceeds - Early Terminations						31,163,905.59
24	Sales Proceeds via Customer - Scheduled Terminations						49,210,698.68
25	Security Deposits for Terminated Accounts						41,973.00
26	Excess Wear and Tear Received						326,544.67
27	Excess Mileage Charges Received						285,483.19
28	Other Recoveries Received						50,533.09

29	Subtotal: Total Collections						94,679,554.83

30	Repurchase Payments						—
31	Postmaturity Term Extension						—
32	Investment Earnings on Collection Account						0.18

33	Total Available Funds, prior to Servicer Advances						94,679,555.01

34	Servicer Advance						—

35	Total Available Funds						94,679,555.01

36	Reserve Account Draw						—

37	Available for Distribution						94,679,555.01

D. DISTRIBUTIONS
38	Payment Date Advance Reimbursement (Item 80)						—
39	Servicing Fee (Servicing and Administrative Fees paid pro rata):
40	Servicing Fee Shortfall from Prior Periods						—
41	Servicing Fee Due in Current Period						486,513.10
42	Servicing Fee Shortfall						—
43	Administration Fee (Servicing and Administrative Fees paid pro rata):
44	Administration Fee Shortfall from Prior Periods						—
45	Administration Fee Due in Current Period						5,000.00
46	Administration Fee Shortfall						—
47	Interest Paid to Noteholders						252,022.54
48	First Priority Principal Distribution Amount						—
49	Amount Paid to Reserve Account to Reach Specified Balance						—
50	Subtotal: Remaining Available Funds					93,936,019.37
51	Regular Principal Distribution Amount					84,122,635.32
52	Regular Principal Paid to Noteholders (lesser of Item 48 and Item 49)						84,122,635.32
53	Other Amounts paid to Trustees						—

54	Remaining Available Funds						9,813,384.05

Volkswagen Auto Lease Trust 2013-A MONTHLY SERVICER CERTIFICATE For the collection period ended 05-30-15	PAGE 2

E. CALCULATIONS
55	Calculation of First Priority Principal Distribution Amount:
56	Outstanding Principal Amount of the Notes (Beg. Of Collection Period)		336,758,382.66
57	Less: Aggregate Securitization Value (End of Collection Period)		(499,693,086.83)

58	First Priority Principal Distribution Amount (not less than zero)		—

59	Calculation of Regular Principal Distribution Amount:
60	Outstanding Principal Amount of the Notes (Beg. Of Collection Period)		336,758,382.66
61	Less: First Priority Principal Distribution Amount		—
62	Less: Targeted Note Balance		(252,635,747.34)

63	Regular Principal Distribution Amount		84,122,635.32

64	Calculation of Targeted Note Balance:
65	Aggregate Securitization Value (End of Collection Period)		499,693,086.83
66	Less: Targeted Overcollateralization Amount (16.75% of Initial Securitization Value)		(247,057,339.49)

67	Targeted Note Balance		252,635,747.34

68	Calculation of Servicer Advance:
69	Available Funds, prior to Servicer Advances (Item 31)		94,679,555.01
70	Less: Payment Date Advance Reimbursement (Item 80)		—
71	Less: Servicing Fees Paid (Items 38, 39 and 40)		486,513.10
72	Less: Administration Fees Paid (Items 42, 43 and 44)		5,000.00
73	Less: Interest Paid to Noteholders (Item 45)		252,022.54
74	Less: 1st Priority Principal Distribution (Item 56)		—

75	Equals: Remaining Available Funds before Servicer Advance (If < 0, Available Funds Shortfall)		93,936,019.37
76	Monthly Lease Payments Due on Included Units but not received (N/A if Item 73 > 0)		N/A

77	Servicer Advance (If Item 73 < 0, lesser of Item 74 and absolute value of Item 73, else 0)		—

78	Total Available Funds after Servicer Advance (Item 73 plus Item 74)		93,936,019.37

79	Reserve Account Draw Amount (If Item 76 is < 0, Lesser of the Reserve Account Balance and Item 76)		—

80	Reconciliation of Servicer Advance:
81	Beginning Balance of Servicer Advance		—
82	Payment Date Advance Reimbursement		—
83	Additional Payment Advances for current period		—

84	Ending Balance of Payment Advance		—

F. RESERVE ACCOUNT
85	Reserve Account Balances:
86	Targeted Reserve Account Balance		7,374,845.95
87	Initial Reserve Account Balance		7,374,845.95

88	Beginning Reserve Account Balance		7,374,845.95
89	Plus: Net Investment Income for the Collection Period		521.72

90	Subtotal: Reserve Fund Available for Distribution		7,375,367.67
91	Plus: Deposit of Excess Available Funds to reach Specified Balance (Item 47)		—
92	Less: Reserve Account Draw Amount (Item 77)		—

93	Subtotal Reserve Account Balance		7,375,367.67
94	Less: Excess Reserve Account Funds to Transferor (If Item 91 > Item 84)		521.72

95	Equals: Ending Reserve Account Balance		7,374,845.95

96	Change in Reserve Account Balance from Immediately Preceding Payment Date		—

97	Current Period Net Residual Losses:	Units	Amounts
98	Aggregate Securitization Value for Scheduled Terminated Units	2,736	45,827,356.06
99	Less: Aggregate Sales Proceeds for Current Month Scheduled Terminated Units		(49,404,597.86)
100	Less: Aggregate Sales Proceeds & Recoveries for Prior Month Scheduled Terminated Units		(373,745.90)
101	Less: Excess Wear and Tear Received		(326,544.67)
102	Less: Excess Mileage Received		(285,483.19)

103	Current Period Net Residual Losses/(Gains)	2,736	(4,563,015.56)

104	Cumulative Net Residual Losses:
105	Beginning Cumulative Net Residual Losses	12,565	(9,352,339.64)
106	Current Period Net Residual Losses (Item 101)	2,736	(4,563,015.56)

107	Ending Cumulative Net Residual Losses	15,301	(13,915,355.20)

108	Cumulative Net Residual Losses/(Gains) as a % of Aggregate Initial Securitization Value		-0.94%

Volkswagen Auto Lease Trust 2013-A MONTHLY SERVICER CERTIFICATE For the collection period ended 05-30-15	PAGE 3

G. POOL STATISTICS
109	Collateral Pool Balance Data			Initial	Current
110	Aggregate Securitization Value			1,474,969,191	499,693,087
111	Aggregate Base Residual Value			1,026,754,815	442,487,464
112	Number of Current Contracts			65,841	29,732
113	Weighted Average Lease Rate			2.61%	2.22%
114	Average Remaining Term			25.8	7.3
115	Average Original Term			38.9	39.7
116	Proportion of Base Prepayment Assumption Realized				118.45%
117	Actual Monthly Prepayment Speed				1.86%
118	Turn-in Ratio on Scheduled Terminations				95.18%

		Sales Proceeds	Units	Book Amount	Securitization Value
119	Pool Balance - Beginning of Period		34,084	650,806,765	583,815,722
120	Depreciation/Payments			(9,494,085)	(9,735,448)
121	Gross Credit Losses		(22)	(426,562)	(428,389)
122	Early Terminations - Regular		(1,194)	(25,496,440)	(22,953,408)
123	Early Terminations - Lease Pull Aheads		(400)	(5,649,300)	(5,178,034)
124	Scheduled Terminations - Purchased by Customer	2,255,977	(132)	(2,250,236)	(2,059,611)
125	Scheduled Terminations - Sold at Auction	3,835,014	(261)	(4,549,605)	(4,159,903)
126	Scheduled Terminations - Purchased by Dealer	43,153,657	(2,343)	(43,402,574)	(39,607,842)

127	Pool Balance - End of Period		29,732	559,537,962	499,693,087

128	Delinquencies Aging Profile - End of Period		Units	Securitization Value	Percentage
129	Current		29,373	493,607,927	98.78%
130	31 - 90 Days Delinquent		327	5,538,903	1.11%
131	91+ Days Delinquent		32	546,257	0.11%

132	Total		29,732	499,693,087	100.00%

133	Credit Losses:			Units	Amounts
134	Aggregate Securitization Value on charged-off units			22	428,389
135	Aggregate Liquidation Proceeds on charged-off units				(161,138)
136	Aggregate Securitization Value on charged-off units previously categorized as Early Terminations				—
137	Aggregate Liquidation Proceeds on charged-off units previously categorized as Early Terminations				—
138	Recoveries on charged-off units				(50,533)

139	Current Period Aggregate Net Credit Losses/(Gains)			22	216,718

140	Cumulative Net Credit Losses:
141	Beginning Cumulative Net Credit Losses			337	2,667,657
142	Current Period Net Credit Losses (Item 136)			22	216,718

143	Ending Cumulative Net Credit Losses			359	2,884,375

144	Cumulative Net Credit Losses/(Gains) as a % of Aggregate Initial Securitization Value				0.20%

145	Aging of Scheduled Maturies Not Sold				Units
146	0 - 60 Days since Contract Maturity				1,045
147	61 - 120 Days since Contract Maturity				40
148	121+ Days since Contract Maturity				34

VW CREDIT, INC., as Servicer

Volkswagen Auto Lease Trust 2013-A MONTHLY SERVICER CERTIFICATE For the collection period ended 05-30-15	PAGE 4

SCHEDULED REDUCTION IN AGGREGATE SECURITIZATION VALUE

Payment Date	Scheduled Reduction (1)
7/20/2015	45,897,800
8/20/2015	35,445,540
9/20/2015	43,913,164
10/20/2015	45,278,370
11/20/2015	39,557,641
12/20/2015	29,892,850
1/20/2016	24,062,199
2/20/2016	29,227,203
3/20/2016	33,081,425
4/20/2016	32,989,048
5/20/2016	17,543,646
6/20/2016	39,747,434
7/20/2016	40,487,654
8/20/2016	13,884,289
9/20/2016	8,092,257
10/20/2016	6,840,353
11/20/2016	2,351,076
12/20/2016	1,241,476
1/20/2017	996,044
2/20/2017	2,720,397
3/20/2017	3,340,502
4/20/2017	2,973,755
5/20/2017	128,964
6/20/2017	—
7/20/2017	—
8/20/2017	—
9/20/2017	—
10/20/2017	—
11/20/2017	—
12/20/2017	—
1/20/2018	—
2/20/2018	—
3/20/2018	—
4/20/2018	—
5/20/2018	—
6/20/2018	—
7/20/2018	—
8/20/2018	—
9/20/2018	—
10/20/2018	—
11/20/2018	—
12/20/2018	—
1/20/2019	—
2/20/2019	—
3/20/2019	—
4/20/2019	—
5/20/2019	—
6/20/2019	—
7/20/2019	—
8/20/2019	—
9/20/2019	—
10/20/2019	—
11/20/2019	—
12/20/2019	—
1/20/2020	—
2/20/2020	—
3/20/2020	—
4/20/2020	—

Total:	499,693,086.83

(1)	This column represents the monthly reduction in the Aggregate Securitization Value, assuming

(a)	each collection period is a calendar month rather than a fiscal month,
(b)	timely receipt of all monthly rental payments and sales proceeds,
(c)	no credit or residual losses and
(d)	no prepayments (including defaults, purchase option excercises or other early lease terminations).

Actual cash flows are likely to vary from these amounts.

Summary of Material Modifications, Extensions or Waivers

None in the current month

Summary of Material Breaches of Representations or Warranties Related to Eligibility Criteria

None in the current month

Summary of Material Breaches by the Issuer of Transaction Covenants

None in the current month

Summary of Material Changes in Practices With respect to Charge-Offs, Collections and Management of Delinquent Receivables and the Effect of any Grace Period, Re-Aging, Re-Structuring, Partial Payments or Other Practices on Delinquency and Loss Experience

None in the current month